Short-Term Investments	6 Months Ended
Jun. 30, 2022
Text Block [Abstract]
Short-Term Investments
7.	SHORT-TERM INVESTMENTS

	December 31,	June 30,
	2021	2022
Short-term investments	$—	$16,543,352

Following the asset management portfolio described in Note 6, the Company also purchased short-term investments pursuant to the Company’s Investment Policy during the six-months ended June 30, 2022. The short-term investments of the Company are primarily intended to facilitate liquidity and capital preservation. They consist predominantly of highly liquid investment-grade fixed-income securities with credit rating A- or higher, US Government securities, and financial money market fund, with maturities of less than six months. Thus, these short-term investments have been classified as financial assets at Fair Value Through Profit or Loss (“FVTPL”). The average coupon rate for the short-term investment products ranged from 0.35% to 2% as of June 30, 2022.